RELATED PARTY TRANSACTIONS - Significant related party balances (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Contract liabilities - related parties	$ 1	$ 8
Shortterm borrowings - third parties	226,772	28,748
Investment securities - related parties	3,326
Related party
RELATED PARTY TRANSACTIONS
Accounts Receivable	22,430	8,545
Contract liabilities - related parties	1	8
Prepayments and other current assets	28,744	8,732
Other non-current assets	2,706
Accounts payable	340,419	5,770
Accrued expenses and other current liabilities	289,845	183,216
Other non-current liabilities	1,634	1,584
Operating lease liabilities-related parties, current	840	13
Operating lease liabilities, non-current	12,064	170
Investment securities - related parties	$ 3,326	$ 8,411